Schedule of Cost of Fixed Assets (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Software and website development	$ 66,034	$ 58,160
Machinery and equipment	436,130	264,718
Furniture and fixtures	0	0
Total cost	502,164	322,878
Less: Accumulated depreciation	212,657	147,554
Property and equipment, net	$ 289,507	$ 175,324